Earnings per share	12 Months Ended
Dec. 31, 2019
Disclosure of earnings per share [Abstract]
Earnings per share
Earnings per share
Basic loss per ordinary share of 30.3p (2018: 18.9p and 2017: 23.4p) for the Company is calculated by dividing the loss for the year ended December 31, 2019 by the weighted average number of ordinary shares in issue of 105,326,638 as of December 31, 2019 (2018: 105,110,504 and 2017: 87,748,031). Potential ordinary shares are not treated as dilutive as the entity is loss making and such shares would be anti-dilutive.